Morgan Stanley S&P 500 Select Fund
LETTER TO THE SHAREHOLDERS / / AUGUST 31, 2001

Dear Shareholder:
For many investors, the six-month period ended August 31, 2001, was a very difficult time to be in the market, particularly with technology stocks. Overly optimistic earnings estimates for many companies were dramatically reduced as technology continued its decline. Evidence of a slowdown in the U.S. economy continued to emerge despite aggressive actions by the Federal Reserve Board to lower interest rates. The economic slowdown, combined with a corporate-profits recession, resulted in a halt to capital spending, which created a particularly unfavorable environment for growth-oriented stocks. However, stocks within the value-oriented areas of the market, such as finance, utilities and energy, benefited from the rotation out of growth stocks. While all of the major stock indexes lost value during the reporting period, it was the technology-heavy Nasdaq composite that suffered the most, declining about 16 percent during the period.

Performance and Portfolio Strategy
For the six-month period ended August 31, 2001, Morgan Stanley S&P 500 Select Fund's Class A, B, C and D shares posted total returns of -9.65 percent, -10.07 percent, -10.05 percent and -9.51 percent, respectively. For the same period, the Standard & Poor's 500 Index (S&P 500)* returned -7.97 percent. Performance of the Fund's four classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund seeks to deliver investment performance before expenses that is higher than the total return of the S&P 500 Index, by investing in the common stocks of selected companies included in the index. The Fund seeks to select or overweight favorable companies based upon the recommendations of investment banking firms, including Morgan Stanley, as well as its own investment analysis. Based on these criteria, the Fund ended the period slightly overweighted in capital goods and slightly underweighted in basic materials.

Looking Ahead
There is no doubt that the September 11 terrorist attack will have a negative impact on the markets and the economy. Consensus estimates for the second half of 2001 have accordingly been revised from modestly positive to slightly negative. A decline in economic output for two successive quarters would meet the customary definition of a recession, which would be the first in a record ten years.

Even so, there is good reason to believe that the economy has not been completely derailed from the road to recovery. In recent months, there were many solid signs that the economy was approaching a trough. Many

--------------
*The Standard & Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley S&P 500 Select Fund
LETTER TO THE SHAREHOLDERS / / AUGUST 31, 2001 CONTINUED

leading indicators had been climbing, suggesting that the economy was on the mend. Manufacturers' new orders moved solidly into positive territory by the end of the summer. Evidence like this suggests that many companies are confronting the current crisis in far better shape than might have been the case a year ago.

In the past, stocks have typically led the economy to recovery, and we believe that a stronger economic recovery next year combined with all the liquidity already in the system could help propel a sudden turnaround. A pronounced stock market rally could lead to regret for some, including those who fled the markets and especially those who gambled that the stock market would fall even farther by selling stocks short.

Fortunately, most of America's investors appear to be staying the course. According to polls taken soon after the terrorist attack, three-fourths of investors said they then had no intention of changing their investment plans. At least another tenth grasped the opportunity to buy low and intended to increase their equity exposure.

Investors should be assured that the U.S. economy is one of the most powerful engines of growth in history and has survived many attacks, including political crises, world wars, and a decades-long struggle during the cold war. The economy and the markets met each of those challenges, and each time emerged even stronger than before. Anyone who bought U.S. shares during such periods was eventually rewarded.

We appreciate your ongoing support of Morgan Stanley S&P 500 Select Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO               /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley S&P 500 Select Fund
FUND PERFORMANCE / / AUGUST 31, 2001

                                                   AVERAGE ANNUAL TOTAL RETURNS
   -----------------------------------------------------------------------------------------------------------------------------
                         CLASS A SHARES*                                                  CLASS B SHARES**
   ------------------------------------------------------------     ------------------------------------------------------------
   1 Year                          (27.90)%(1)       (31.69)%(2)    1 Year                          (28.48)%(1)       (32.06)%(2)
   Since Inception (9/28/98)         1.90 %(1)         0.03 %(2)    Since Inception (9/28/98)         1.11 %(1)         0.10 %(2)

                         CLASS C SHARES+                                                  CLASS D SHARES++
   ------------------------------------------------------------     ------------------------------------------------------------
   1 Year                          (28.34)%(1)       (29.06)%(2)    1 Year                          (27.72)%(1)
   Since Inception (9/28/98)         1.18 %(1)         1.18 %(2)    Since Inception (9/28/98)         2.15 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
------------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           Common Stocks (96.7%)
           ADVERTISING/MARKETING SERVICES (0.3%)
  4,238    Interpublic Group of Companies, Inc.....  $   114,765
  2,028    Omnicom Group, Inc......................      157,758
  1,168    TMP Worldwide, Inc.*....................       52,385
                                                     -----------
                                                         324,908
                                                     -----------
           AEROSPACE & DEFENSE (0.9%)
  8,368    Boeing Co...............................      428,442
  1,972    General Dynamics Corp...................      155,709
  1,015    Goodrich Corp...........................       32,531
  4,262    Lockheed Martin Corp....................      169,883
    838    Northrop Grumman Corp...................       68,716
                                                     -----------
                                                         855,281
                                                     -----------
           AGRICULTURAL COMMODITIES/ MILLING (0.1%)
  9,852    Archer-Daniels-Midland Co...............      132,314
                                                     -----------
           AIRLINES (0.5%)
  2,825    AMR Corp.*..............................       90,372
  2,259    Delta Air Lines, Inc....................       87,197
 13,649    Southwest Airlines Co...................      244,181
                                                     -----------
                                                         421,750
                                                     -----------
           ALTERNATIVE POWER GENERATION (0.1%)
  3,145    Calpine Corp.*..........................      103,848
                                                     -----------
           ALUMINUM (0.7%)
  4,728    Alcan Inc. (Canada).....................      171,721
 12,822    Alcoa, Inc..............................      488,775
                                                     -----------
                                                         660,496
                                                     -----------
           APPAREL/FOOTWEAR (0.2%)
    564    Liz Claiborne, Inc......................       29,582
  1,938    Nike, Inc. (Class B)....................       96,900
    624    Reebok International Ltd.*..............       16,779
  1,245    VF Corp.................................       43,040
                                                     -----------
                                                         186,301
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           APPAREL/FOOTWEAR RETAIL (0.4%)
  9,701    Gap, Inc. (The).........................  $   190,625
  4,818    Limited, Inc. (The).....................       67,934
  3,056    TJX Companies, Inc. (The)...............      107,266
                                                     -----------
                                                         365,825
                                                     -----------
           AUTO PARTS: O.E.M. (0.2%)
  6,322    Delphi Automotive Systems Corp..........       94,767
    676    Eaton Corp..............................       48,625
    848    Johnson Controls, Inc...................       62,116
                                                     -----------
                                                         205,508
                                                     -----------
           BEVERAGES: ALCOHOLIC (0.4%)
  9,348    Anheuser-Busch Companies, Inc...........      402,338
                                                     -----------
           BEVERAGES: NON-ALCOHOLIC (2.2%)
 25,903    Coca-Cola Co............................    1,260,699
  1,470    Pepsi Bottling Group, Inc. (The)........       64,900
 15,303    PepsiCo, Inc............................      719,241
                                                     -----------
                                                       2,044,840
                                                     -----------
           BIOTECHNOLOGY (0.8%)
 10,390    Amgen Inc.*.............................      668,077
  2,095    MedImmune, Inc.*........................       84,114
                                                     -----------
                                                         752,191
                                                     -----------
           BROADCASTING (0.4%)
  6,122    Clear Channel Communications, Inc.*.....      307,753
  1,433    Univision Communications, Inc. (Class
            A)*....................................       42,746
                                                     -----------
                                                         350,499
                                                     -----------
           BUILDING PRODUCTS (0.1%)
  5,192    Masco Corp..............................      134,057
                                                     -----------
           CABLE/SATELLITE TV (0.4%)
  9,511    Comcast Corp. (Class A Special)*........      348,388
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           CASINO/GAMING (0.0%)
  1,272    Harrah's Entertainment, Inc.*...........  $    36,354
                                                     -----------
           CHEMICALS: MAJOR DIVERSIFIED (0.2%)
  1,144    Eastman Chemical Co.....................       44,376
  3,269    Rohm & Haas Co..........................      117,390
                                                     -----------
                                                         161,766
                                                     -----------
           CHEMICALS: SPECIALTY (0.4%)
  3,380    Air Products & Chemicals, Inc...........      143,312
  1,945    Engelhard Corp..........................       50,823
    462    FMC Corp.*..............................       28,870
  2,387    Praxair, Inc............................      112,356
                                                     -----------
                                                         335,361
                                                     -----------
           COMMERCIAL PRINTING/ FORMS (0.0%)
    717    Deluxe Corp.............................       23,532
                                                     -----------
           COMPUTER COMMUNICATIONS (1.3%)
 75,027    Cisco Systems, Inc.*....................    1,225,191
                                                     -----------
           COMPUTER PERIPHERALS (0.5%)
 22,677    EMC Corp.*..............................      350,586
  1,315    Lexmark International, Inc.*............       68,446
  3,373    Network Appliance, Inc.*................       43,714
    903    QLogic Corp.*...........................       27,099
                                                     -----------
                                                         489,845
                                                     -----------
           COMPUTER PROCESSING HARDWARE (3.2%)
 17,429    Compaq Computer Corp....................      215,248
 26,725    Dell Computer Corp.*....................      571,380
  3,314    Gateway, Inc.*..........................       29,727
 17,850    International Business Machines Corp....    1,785,000
    940    NCR Corp.*..............................       35,579
 33,465    Sun Microsystems, Inc.*.................      383,174
                                                     -----------
                                                       3,020,108
                                                     -----------
           CONTAINERS/PACKAGING (0.2%)
    278    Ball Corp...............................       14,637
    787    Bemis Company, Inc......................       34,439

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

  2,356    Pactiv Corp.*...........................  $    37,413
    828    Sealed Air Corp.*.......................       33,269
    734    Temple-Inland, Inc......................       42,836
                                                     -----------
                                                         162,594
                                                     -----------
           CONTRACT DRILLING (0.2%)
  1,364    Nabors Industries, Inc.*................       33,445
  1,249    Noble Drilling Corp.*...................       33,973
    873    Rowan Companies, Inc.*..................       13,575
  2,947    Transocean Sedco Forex Inc..............       85,168
                                                     -----------
                                                         166,161
                                                     -----------
           DATA PROCESSING SERVICES (0.5%)
  4,024    First Data Corp.........................      264,980
  1,275    Fiserv, Inc.*...........................       69,067
  3,832    Paychex, Inc............................      142,052
                                                     -----------
                                                         476,099
                                                     -----------
           DEPARTMENT STORES (0.3%)
  2,171    Federated Department Stores, Inc.*......       78,829
  3,774    Kohl's Corp.*...........................      209,457
                                                     -----------
                                                         288,286
                                                     -----------
           DISCOUNT STORES (3.0%)
  1,222    Big Lots, Inc.*.........................       12,953
  1,942    Family Dollar Stores, Inc...............       58,260
 10,157    Target Corp.............................      351,940
 50,445    Wal-Mart Stores, Inc....................    2,423,882
                                                     -----------
                                                       2,847,035
                                                     -----------
           DRUGSTORE CHAINS (0.2%)
  4,026    CVS Corp................................      145,379
                                                     -----------
           ELECTRIC UTILITIES (2.2%)
  5,549    AES Corp. (The)*........................      183,783
  1,262    Allegheny Energy, Inc...................       55,629
  1,632    Cinergy Corp............................       52,550
  1,340    CMS Energy Corp.........................       31,436
  2,174    Consolidated Edison, Inc................       88,917
  1,669    Constellation Energy Group, Inc.........       50,103
  2,578    Dominion Resources, Inc.................      162,285

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

  1,470    DTE Energy Co...........................  $    63,636
  8,051    Duke Energy Corp........................      316,485
  2,287    Entergy Corp............................       88,095
  3,348    Exelon Corp.............................      182,801
  1,813    FPL Group, Inc..........................       98,537
  3,539    Mirant Corp.*...........................      101,392
    865    Pinnacle West Capital Corp..............       38,588
  1,490    PPL Corp................................       64,591
  2,199    Public Service Enterprise Group, Inc....      101,814
  7,145    Southern Co. (The)......................      165,550
  2,649    TXU Corp................................      125,775
  3,578    Xcel Energy, Inc........................       98,037
                                                     -----------
                                                       2,070,004
                                                     -----------
           ELECTRICAL PRODUCTS (0.4%)
  1,908    American Power Conversion Corp.*........       26,388
    921    Cooper Industries, Inc..................       51,714
  4,186    Emerson Electric Co.....................      224,370
    949    Molex Inc...............................       29,960
                                                     -----------
                                                         332,432
                                                     -----------
           ELECTRONIC COMPONENTS (0.2%)
  1,887    Jabil Circuit, Inc.*....................       43,609
  3,128    Sanmina Corp.*..........................       56,335
  6,303    Solectron Corp.*........................       85,721
                                                     -----------
                                                         185,665
                                                     -----------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (0.4%)
  4,693    Agilent Technologies, Inc.*.............      124,364
 13,496    JDS Uniphase Corp.*.....................       95,147
  1,039    PerkinElmer, Inc........................       33,331
  2,171    Symbol Technologies, Inc................       29,308
    928    Tektronix, Inc.*........................       18,133
  1,779    Thermo Electron Corp.*..................       38,551
                                                     -----------
                                                         338,834
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT (0.6%)
  8,355    Applied Materials, Inc.*................      360,017

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

  1,906    KLA-Tencor Corp.*.......................  $    93,661
  1,465    Novellus Systems, Inc.*.................       64,914
  1,792    Teradyne, Inc.*.........................       58,742
                                                     -----------
                                                         577,334
                                                     -----------
           ELECTRONICS/APPLIANCE STORES (0.2%)
  2,372    Best Buy Co., Inc.*.....................      139,901
  2,034    RadioShack Corp.........................       47,596
                                                     -----------
                                                         187,497
                                                     -----------
           ENGINEERING & CONSTRUCTION (0.0%)
    730    Fluor Corp..............................       33,091
                                                     -----------
           ENVIRONMENTAL SERVICES (0.2%)
  1,947    Allied Waste Industries, Inc.*..........       35,299
  5,999    Waste Management, Inc...................      185,549
                                                     -----------
                                                         220,848
                                                     -----------
           FINANCE/RENTAL/ LEASING (2.6%)
  2,288    Capital One Financial Corp..............      127,236
  1,299    Countrywide Credit Industries, Inc......       53,908
 11,296    Fannie Mae..............................      860,868
  7,717    Freddie Mac.............................      485,245
  5,091    Household International, Inc............      300,878
  9,350    MBNA Corp...............................      325,006
  3,132    Providian Financial Corp................      122,336
  1,108    Ryder System, Inc.......................       25,030
  1,751    USA Education Inc.......................      138,697
                                                     -----------
                                                       2,439,204
                                                     -----------
           FINANCIAL CONGLOMERATES (4.4%)
 14,660    American Express Co.....................      533,917
 55,762    Citigroup, Inc..........................    2,551,112
  3,417    Hancock (John) Financial Services ,
            Inc....................................      136,509
 21,991    J.P. Morgan Chase & Co..................      866,445
                                                     -----------
                                                       4,087,983
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           FINANCIAL PUBLISHING/ SERVICES (0.2%)
  1,470    Equifax, Inc............................  $    38,264
  2,134    McGraw-Hill Companies, Inc. (The).......      126,440
  1,735    Moody's Corp............................       59,667
                                                     -----------
                                                         224,371
                                                     -----------
           FOOD DISTRIBUTORS (0.2%)
  7,007    SYSCO Corp..............................      196,336
                                                     -----------
           FOOD RETAIL (0.5%)
  8,300    Kroger Co.*.............................      220,946
  5,278    Safeway Inc.*...........................      238,091
                                                     -----------
                                                         459,037
                                                     -----------
           FOOD: MAJOR DIVERSIFIED (0.5%)
  2,915    General Mills, Inc......................      129,251
  5,955    Unilever N.V. (Netherlands).............      363,791
                                                     -----------
                                                         493,042
                                                     -----------
           FOOD: SPECIALTY/CANDY (0.2%)
  1,102    Hershey Foods Corp......................       71,057
  1,894    Wrigley (Wm.) Jr. Co....................       94,965
                                                     -----------
                                                         166,022
                                                     -----------
           FOREST PRODUCTS (0.2%)
  3,196    Weyerhaeuser Co.........................      181,373
                                                     -----------
           GAS DISTRIBUTORS (0.4%)
  2,466    Dynegy, Inc. (Class A)..................      103,991
  1,433    KeySpan Corp............................       46,286
  1,174    Kinder Morgan, Inc......................       65,274
    464    Nicor Inc...............................       17,985
  2,152    NiSource Inc............................       54,252
    363    Peoples Energy Corp.....................       14,266
  2,101    Sempra Energy...........................       56,916
                                                     -----------
                                                         358,970
                                                     -----------
           HOME BUILDING (0.1%)
    646    Centex Corp.............................       28,295
    477    KB HOME.................................       15,440
    441    Pulte Homes, Inc........................       16,692
                                                     -----------
                                                          60,427
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           HOME FURNISHINGS (0.1%)
  2,141    Leggett & Platt, Inc....................  $    50,356
    568    Tupperware Corp.........................       13,422
                                                     -----------
                                                          63,778
                                                     -----------
           HOME IMPROVEMENT CHAINS (1.6%)
 26,334    Home Depot, Inc. (The)..................    1,210,047
  8,713    Lowe's Companies, Inc...................      324,124
                                                     -----------
                                                       1,534,171
                                                     -----------
           HOSPITAL/NURSING MANAGEMENT (0.5%)
  5,124    HCA Inc.................................      234,372
    971    Manor Care, Inc.*.......................       27,314
  3,193    Tenet Healthcare Corp.*.................      176,956
                                                     -----------
                                                         438,642
                                                     -----------
           HOTELS/RESORTS/ CRUISELINES (0.5%)
  6,617    Carnival Corp...........................      206,980
  4,166    Hilton Hotels Corp......................       52,950
  2,763    Marriott International, Inc. (Class
            A).....................................      121,158
  2,177    Starwood Hotels & Resorts Worldwide,
            Inc....................................       73,691
                                                     -----------
                                                         454,779
                                                     -----------
           HOUSEHOLD/PERSONAL CARE (2.0%)
    342    Alberto-Culver Co. (Class B)............       14,730
  2,430    Avon Products, Inc......................      112,096
  5,845    Colgate-Palmolive Co....................      316,507
  1,424    International Flavors & Fragrances,
            Inc....................................       42,934
  5,451    Kimberly-Clark Corp.....................      338,235
 13,488    Procter & Gamble Co. (The)..............    1,000,135
                                                     -----------
                                                       1,824,637
                                                     -----------
           INDUSTRIAL CONGLOMERATES (6.1%)
 95,314    General Electric Co.**..................    3,905,968
  7,760    Honeywell International, Inc............      289,138
  1,562    Ingersoll-Rand Co.......................       63,370

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

    866    ITT Industries, Inc.....................  $    39,100
  1,406    Textron, Inc............................       73,660
 18,567    Tyco International Ltd. (Bermuda).......      964,556
  4,598    United Technologies Corp................      314,503
                                                     -----------
                                                       5,650,295
                                                     -----------
           INDUSTRIAL MACHINERY (0.3%)
  2,987    Illinois Tool Works Inc.................      186,717
    599    McDermott International, Inc.*..........        6,379
  1,124    Parker-Hannifin Corp....................       49,456
                                                     -----------
                                                         242,552
                                                     -----------
           INDUSTRIAL SPECIALTIES (0.3%)
  1,897    Ecolab, Inc.............................       76,032
  2,501    PPG Industries, Inc.....................      135,354
  1,713    Sherwin-Williams Co.....................       38,799
                                                     -----------
                                                         250,185
                                                     -----------
           INFORMATION TECHNOLOGY SERVICES (0.5%)
  1,899    Citrix Systems, Inc.*...................       62,572
  4,806    Electronic Data Systems Corp............      283,458
  3,020    PeopleSoft, Inc.*.......................      104,130
  3,256    Unisys Corp.*...........................       38,486
                                                     -----------
                                                         488,646
                                                     -----------
           INSURANCE BROKERS/ SERVICES (0.4%)
  2,878    AON Corp................................      106,918
  3,025    Marsh & McLennan Companies, Inc.........      281,023
                                                     -----------
                                                         387,941
                                                     -----------
           INTEGRATED OIL (5.2%)
  5,967    Chevron Corp............................      541,505
  4,049    Conoco, Inc. (Class B)..................      119,931
 63,894    Exxon Mobil Corp........................    2,565,344
  2,373    Phillips Petroleum Co...................      136,448
 19,861    Royal Dutch Petroleum Co. (ADR)
            (Netherlands)..........................    1,124,728
  5,114    Texaco, Inc.............................      356,190
                                                     -----------
                                                       4,844,146
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           INTERNET SOFTWARE/ SERVICES (0.2%)
  4,655    Siebel Systems, Inc.*...................  $   100,548
  5,826    Yahoo! Inc.*............................       69,096
                                                     -----------
                                                         169,644
                                                     -----------
           INVESTMENT BANKS/ BROKERS (0.7%)
  2,673    Lehman Brothers Holdings, Inc...........      175,482
  9,216    Merrill Lynch & Co., Inc................      475,546
                                                     -----------
                                                         651,028
                                                     -----------
           INVESTMENT MANAGERS (0.1%)
  2,905    Franklin Resources, Inc.................      119,192
                                                     -----------
           LIFE/HEALTH INSURANCE (0.3%)
  5,775    AFLAC, Inc..............................      158,928
  2,083    Lincoln National Corp...................      103,858
                                                     -----------
                                                         262,786
                                                     -----------
           MAJOR BANKS (3.4%)
 17,749    Bank of America Corp....................    1,091,564
  8,071    Bank of New York Co., Inc...............      320,419
 12,001    FleetBoston Financial Corp..............      441,997
  5,217    Mellon Financial Corp...................      183,899
  3,173    PNC Financial Services Group, Inc.......      211,290
  3,732    SouthTrust Corp.........................       90,912
 19,013    Wells Fargo & Co........................      874,788
                                                     -----------
                                                       3,214,869
                                                     -----------
           MAJOR TELECOMMUNICATIONS (4.6%)
  2,915    ALLTEL Corp.............................      169,070
 32,999    AT&T Corp...............................      628,301
 17,451    BellSouth Corp..........................      650,922
 30,860    SBC Communications, Inc.................    1,262,483
 25,189    Verizon Communications Inc..............    1,259,450
 26,894    WorldCom Group*.........................      345,857
                                                     -----------
                                                       4,316,083
                                                     -----------
           MANAGED HEALTH CARE (0.4%)
  1,454    CIGNA Corp..............................      130,860

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

  3,125    UnitedHealth Group Inc..................  $   212,688
    591    Wellpoint Health Networks, Inc.*........       62,930
                                                     -----------
                                                         406,478
                                                     -----------
           MEDIA CONGLOMERATES (3.1%)
 44,351    AOL Time Warner Inc.*...................    1,656,510
 21,765    Disney (Walt) Co. (The).................      553,484
 17,103    Viacom, Inc. (Class B) (Non-Voting)*....      725,167
                                                     -----------
                                                       2,935,161
                                                     -----------
           MEDICAL DISTRIBUTORS (0.5%)
  4,567    Cardinal Health, Inc....................      333,117
  2,920    McKesson HBOC, Inc......................      114,610
                                                     -----------
                                                         447,727
                                                     -----------
           MEDICAL SPECIALTIES (1.2%)
  2,083    Applera Corp. - Applied Biosystems
            Group..................................       52,096
  5,835    Baxter International, Inc...............      301,086
  2,640    Biomet, Inc.............................       72,943
  3,022    Guidant Corp.*..........................      109,155
 12,009    Medtronic, Inc..........................      546,890
  1,214    Pall Corp...............................       27,145
    806    St. Jude Medical, Inc.*.................       55,453
                                                     -----------
                                                       1,164,768
                                                     -----------
           MISCELLANEOUS COMMERCIAL SERVICES (0.3%)
  2,546    Concord EFS, Inc.*......................      133,589
  1,878    Convergys Corp.*........................       52,715
  1,366    Sabre Holdings Corp.*...................       57,618
                                                     -----------
                                                         243,922
                                                     -----------
           MISCELLANEOUS MANUFACTURING (0.1%)
    574    Crane Co................................       16,124
  1,402    Danaher Corp............................       77,909
                                                     -----------
                                                          94,033
                                                     -----------
           MOTOR VEHICLES (0.2%)
  3,315    Harley-Davidson, Inc....................      161,076
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           MULTI-LINE INSURANCE (2.8%)
 29,030    American International Group, Inc.......  $ 2,270,152
  2,601    Hartford Financial Services Group, Inc.
            (The)..................................      168,545
  2,164    Loews Corp..............................      105,646
  1,402    Safeco Corp.............................       42,172
                                                     -----------
                                                       2,586,515
                                                     -----------
           OFFICE EQUIPMENT/ SUPPLIES (0.2%)
  1,091    Avery Dennison Corp.....................       56,088
  2,409    Pitney Bowes, Inc.......................      104,767
                                                     -----------
                                                         160,855
                                                     -----------
           OIL & GAS PIPELINES (0.8%)
  5,311    El Paso Corp............................      258,061
  7,781    Enron Corp..............................      272,257
  5,620    Williams Companies, Inc. (The)..........      182,931
                                                     -----------
                                                         713,249
                                                     -----------
           OIL & GAS PRODUCTION (0.5%)
  2,312    Anardarko Petroleum Corp................      119,646
  1,148    Apache Corp.............................       53,876
  1,955    Burlington Resources, Inc...............       74,290
  1,193    Devon Energy Corp.......................       55,200
  1,085    EOG Resources, Inc......................       34,308
    873    Kerr-McGee Corp.........................       50,992
  2,257    Unocal Corp.............................       79,672
                                                     -----------
                                                         467,984
                                                     -----------
           OIL REFINING/MARKETING (0.1%)
    788    Sunoco, Inc.............................       29,810
  2,888    USX-Marathon Group......................       91,001
                                                     -----------
                                                         120,811
                                                     -----------
           OILFIELD SERVICES/ EQUIPMENT (0.5%)
  3,086    Baker Hughes Inc........................      101,653
  3,969    Halliburton Co..........................      110,576
  5,325    Schlumberger Ltd........................      260,925
                                                     -----------
                                                         473,154
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           OTHER CONSUMER SERVICES (0.3%)
  1,992    Block (H.&R.), Inc......................  $    77,509
  9,674    Cendant Corp.*..........................      184,483
                                                     -----------
                                                         261,992
                                                     -----------
           OTHER CONSUMER SPECIALTIES (0.1%)
  1,532    Fortune Brands, Inc.....................       58,599
                                                     -----------
           OTHER METALS/MINERALS (0.0%)
  2,698    Inco Ltd. (Canada)*.....................       44,841
                                                     -----------
           PACKAGED SOFTWARE (4.5%)
  2,461    Adobe Systems, Inc......................       82,714
    552    Autodesk, Inc...........................       21,164
  2,507    BMC Software, Inc.*.....................       40,112
  2,140    Intuit Inc.*............................       80,849
    845    Mercury Interactive Corp.*..............       22,823
 55,172    Microsoft Corp.*........................    3,147,563
 57,546    Oracle Corp.*...........................      702,637
  2,716    Parametric Technology Corp.*............       19,800
  4,086    Veritas Software Corp.*.................      117,350
                                                     -----------
                                                       4,235,012
                                                     -----------
           PERSONNEL SERVICES (0.0%)
  1,758    Robert Half International, Inc.*........       43,757
                                                     -----------
           PHARMACEUTICALS: GENERIC DRUGS (0.1%)
  1,041    Watson Pharmaceuticals, Inc.*...........       58,400
                                                     -----------
           PHARMACEUTICALS: MAJOR (9.8%)
 15,366    Abbott Laboratories.....................      763,690
 12,944    American Home Products Corp.............      724,864
 19,282    Bristol-Myers Squibb Co.................    1,082,491
 30,044    Johnson & Johnson.......................    1,583,619
 22,752    Merck & Co., Inc........................    1,481,155
 62,634    Pfizer, Inc.............................    2,399,509
 12,909    Pharmacia Corp..........................      511,196

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

 14,515    Schering-Plough Corp....................  $   553,457
  1,913    Zimmer Holdings, Inc.*..................       52,034
                                                     -----------
                                                       9,152,015
                                                     -----------
           PHARMACEUTICALS: OTHER (0.3%)
  1,248    Allergan, Inc...........................       90,168
  1,731    Forest Laboratories, Inc.*..............      126,380
  2,253    King Pharmaceuticals, Inc.*.............       97,442
                                                     -----------
                                                         313,990
                                                     -----------
           PRECIOUS METALS (0.1%)
  5,880    Barrick Gold Corp. (Canada).............       94,198
                                                     -----------
           PROPERTY - CASUALTY INSURERS (0.5%)
  7,953    Allstate Corp. (The)....................      269,845
  1,926    Chubb Corp. (The).......................      130,005
  2,326    St. Paul Companies, Inc.................       97,762
                                                     -----------
                                                         497,612
                                                     -----------
           PUBLISHING: NEWSPAPERS (0.4%)
  2,986    Gannett Co., Inc........................      184,117
  1,771    New York Times Co. (The) (Class A)......       75,710
  3,307    Tribune Co..............................      130,362
                                                     -----------
                                                         390,189
                                                     -----------
           PULP & PAPER (0.5%)
  3,352    Georgia-Pacific Group...................      122,482
  7,169    International Paper Co..................      287,620
  1,496    Westvaco Corp...........................       45,553
                                                     -----------
                                                         455,655
                                                     -----------
           RAILROADS (0.3%)
  4,429    Union Pacific Corp......................      235,933
                                                     -----------
           RECREATIONAL PRODUCTS (0.1%)
    952    Brunswick Corp..........................       20,744
  4,864    Mattel, Inc.*...........................       87,503
                                                     -----------
                                                         108,247
                                                     -----------
           REGIONAL BANKS (1.3%)
  6,317    Fifth Third Bancorp.....................      368,281
  2,444    Northern Trust Corp.....................      138,575

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

  3,185    Synovus Financial Corp..................  $    98,098
 21,113    U.S. Bancorp............................      511,779
  1,022    Zions Bancorporation....................       58,520
                                                     -----------
                                                       1,175,253
                                                     -----------
           RESTAURANTS (0.6%)
  1,190    Darden Restaurants, Inc.................       34,058
 13,471    McDonald's Corp.........................      404,534
  3,889    Starbucks Corp.*........................       65,607
  1,506    Tricon Global Restaurants, Inc.*........       64,186
  1,126    Wendy's International, Inc..............       31,967
                                                     -----------
                                                         600,352
                                                     -----------
           SAVINGS BANKS (0.6%)
  2,366    Charter One Financial, Inc..............       69,087
  1,741    Golden West Financial Corp..............      100,752
  9,635    Washington Mutual, Inc..................      360,734
                                                     -----------
                                                         530,573
                                                     -----------
           SEMICONDUCTORS (4.0%)
  3,235    Advanced Micro Devices, Inc.*...........       43,834
  3,974    Altera Corp.*...........................      112,862
  3,701    Analog Devices, Inc.*...................      176,834
  3,086    Applied Micro Circuits Corp.*...........       44,037
 68,940    Intel Corp..............................    1,927,562
  3,268    Linear Technology Corp..................      134,249
  3,308    LSI Logic Corp.*........................       66,987
  3,371    Maxim Integrated Products, Inc.*........      155,774
  6,127    Micron Technology, Inc.*................      230,436
  1,779    National Semiconductor Corp.*...........       58,796
  1,689    PMC-Sierra, Inc.*.......................       51,937
 17,835    Texas Instruments, Inc..................      590,339
  1,869    Vitesse Semiconductor Corp.*............       27,287
  3,415    Xilinx, Inc.*...........................      133,322
                                                     -----------
                                                       3,754,256
                                                     -----------

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

           SERVICES TO THE HEALTH INDUSTRY (0.2%)
  3,836    Healthsouth Corp.*......................  $    69,355
  3,328    IMS Health Inc..........................       88,591
                                                     -----------
                                                         157,946
                                                     -----------
           SPECIALTY INSURANCE (0.3%)
  1,125    Ambac Financial Group, Inc..............       66,600
  1,630    MBIA, Inc...............................       88,036
  1,141    MGIC Investment Corp....................       79,756
                                                     -----------
                                                         234,392
                                                     -----------
           SPECIALTY STORES (0.3%)
  1,245    AutoZone, Inc.*.........................       57,519
  3,270    Bed Bath & Beyond Inc.*.................       94,340
  5,160    Staples, Inc.*..........................       77,658
  1,595    Tiffany & Co............................       49,684
                                                     -----------
                                                         279,201
                                                     -----------
           SPECIALTY TELECOMMUNICATIONS (0.5%)
  1,272    CenturyTel, Inc.........................       44,584
  2,407    Citizens Communications Co.*............       25,875
  8,122    Global Crossing Ltd. (Bermuda)*.........       34,356
 15,220    Qwest Communications International,
            Inc....................................      327,230
                                                     -----------
                                                         432,045
                                                     -----------
           STEEL (0.1%)
  1,192    Allegheny Technologies Inc..............       22,052
  1,155    Nucor Corp..............................       56,133
  1,318    USX-U.S. Steel Group....................       26,215
                                                     -----------
                                                         104,400
                                                     -----------
           TELECOMMUNICATION EQUIPMENT (0.8%)
  8,031    ADC Telecommunications, Inc.*...........       35,095
    801    Andrew Corp.*...........................       16,292
  1,756    Comverse Technology, Inc.*..............       44,146
 32,663    Nortel Networks Corp. (Canada)..........      204,470

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Select Fund
PORTFOLIO OF INVESTMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

NUMBER OF
SHARES                                                 VALUE

----------------------------------------------------------------

  7,779    QUALCOMM Inc.*..........................  $   457,794
  1,676    Scientific-Atlanta, Inc.................       34,425
                                                     -----------
                                                         792,222
                                                     -----------
           TOBACCO (1.2%)
 22,910    Philip Morris Companies, Inc............    1,085,934
                                                     -----------
           TOOLS/HARDWARE (0.1%)
    886    Black & Decker Corp.....................       34,846
    936    Stanley Works (The).....................       39,209
                                                     -----------
                                                          74,055
                                                     -----------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (0.3%)
  3,351    Caterpillar, Inc........................      167,550
    404    Cummins Inc.............................       15,251
  2,323    Deere & Co..............................      100,284
    583    Navistar International Corp.*...........       19,979
                                                     -----------
                                                         303,064
                                                     -----------
           WIRELESS COMMUNICATIONS (0.7%)
 23,188    AT&T Wireless Services Inc.*............      359,414
  6,682    Nextel Communications, Inc. (Class
            A)*....................................       80,719
  8,565    Sprint Corp. (PCS Group)*...............      213,954
                                                     -----------
                                                         654,087
                                                     -----------
           Total Common Stocks
            (COST $82,169,545).....................   90,296,052
                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                              VALUE

----------------------------------------------------------------

           Short-Term Investment (3.1%)
           Repurchase Agreement
 $2,941    Joint repurchase agreement account
            3.674% due 09/04/01 (dated 08/31/01;
            proceeds $2,942,200) (a)
            (COST $2,941,000)......................  $ 2,941,000
                                                     -----------

  Total Investments
   (COST $85,110,545) (b).................    99.8%  93,237,052
  Other Assets in Excess of Liabilities...     0.2      156,038
                                            ------  -----------
  Net Assets..............................   100.0% $93,393,090
                                            ======  ===========

---------------------------------------------------

   ADR  AMERICAN DEPOSITORY RECEIPT.
   *    NON-INCOME PRODUCING SECURITY.
   ** A PORTION OF THIS SECURITY IS SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $13,305,380 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $5,178,873, RESULTING IN NET UNREALIZED APPRECIATION OF $8,126,507.

FUTURES CONTRACTS OPEN AT AUGUST 31, 2001:
                                                DESCRIPTION,               UNDERLYING
      NUMBER OF                               DELIVERY MONTH,             FACE AMOUNT     UNREALIZED
      CONTRACTS         LONG/SHORT                AND YEAR                  AT VALUE         LOSS
-----------------------------------------------------------------------------------------------------
         10                Long         S&P 500 Index September/2001       $2,837,750     $(154,340)

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Select Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
AUGUST 31, 2001 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $85,110,545).....................................  $93,237,052
Receivable for:
  Shares of beneficial interest sold..............      129,941
  Dividends.......................................      115,628
  Variation margin................................       14,500
  Investments sold................................        9,940
Prepaid expenses and other assets.................       78,527
                                                    -----------
    Total Assets..................................   93,585,588
                                                    -----------
Liabilities:
Payable for:
  Distribution fee................................       74,442
  Investment management fee.......................       50,166
  Shares of beneficial interest repurchased.......       39,665
Accrued expenses and other payables...............       28,225
                                                    -----------
    Total Liabilities.............................      192,498
                                                    -----------
    Net Assets....................................  $93,393,090
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $98,632,492
Net unrealized appreciation.......................    7,972,167
Net investment loss...............................     (289,259)
Accumulated net realized loss.....................  (12,922,310)
                                                    -----------
    Net Assets....................................  $93,393,090
                                                    ===========
Class A Shares:
Net Assets........................................   $4,870,230
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................      464,302
    Net Asset Value Per Share.....................  $     10.49
                                                    ===========
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset
       value).....................................  $     11.07
                                                    ===========
Class B Shares:
Net Assets........................................  $75,281,182
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................    7,328,053
    Net Asset Value Per Share.....................  $     10.27
                                                    ===========
Class C Shares:
Net Assets........................................   $6,339,046
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................      616,156
    Net Asset Value Per Share.....................  $     10.29
                                                    ===========
Class D Shares:
Net Assets........................................   $6,902,632
Shares Outstanding (unlimited authorized, $.01 par
 value)...........................................      653,880
    Net Asset Value Per Share.....................  $     10.56
                                                    ===========

Statement of Operations

FOR THE SIX MONTHS ENDED AUGUST 31, 2001 (UNAUDITED)

Net Investment Loss:
Income
Dividends (net of $5,555 foreign withholding
 tax).............................................  $   622,318
Interest..........................................       64,396
                                                    -----------
    Total Income..................................      686,714
                                                    -----------
Expenses
Distribution fee (Class A shares).................        7,034
Distribution fee (Class B shares).................      433,262
Distribution fee (Class C shares).................       37,537
Investment management fee.........................      318,158
Transfer agent fees and expenses..................       77,316
Registration fees.................................       46,726
Professional fees.................................       17,908
Custodian fees....................................       15,359
Shareholder reports and notices...................        8,596
Trustees' fees and expenses.......................        4,759
Other.............................................        9,318
                                                    -----------
    Total Expenses................................      975,973
                                                    -----------
    Net Investment Loss...........................     (289,259)
                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments.....................................   (6,842,848)
  Futures contracts...............................     (713,495)
                                                    -----------
      Net Loss....................................   (7,556,343)
                                                    -----------
Net change in unrealized appreciation/
 depreciation on:
  Investments.....................................   (3,173,326)
  Futures contracts...............................      244,795
                                                    -----------
    Net Depreciation..............................   (2,928,531)
                                                    -----------
    Net Loss......................................  (10,484,874)
                                                    -----------
Net Decrease......................................  $(10,774,133)
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Select Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE SIX      FOR THE YEAR
                                           MONTHS ENDED          ENDED
                                          AUGUST 31, 2001  FEBRUARY 28, 2001
                                          ---------------  -----------------
                                            (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................   $   (289,259)     $   (577,357)
Net realized loss.......................     (7,556,343)       (3,890,473)
Net change in unrealized appreciation...     (2,928,531)      (10,639,643)
                                           ------------      ------------

    Net Decrease........................    (10,774,133)      (15,107,473)

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................     (7,819,588)        6,037,016
                                           ------------      ------------

    Net Decrease........................    (18,593,721)       (9,070,457)
Net Assets:
Beginning of period.....................    111,986,811       121,057,268
                                           ------------      ------------
End of Period
 (Including a net investment loss of
 $289,259, and $0 respectively).........   $ 93,393,090      $111,986,811
                                           ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Select Fund
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley S&P 500 Select Fund (the "Fund"), formerly Morgan Stanley Dean Witter S&P 500 Select Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a total return (before expenses) that exceeds the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of selected companies included in the S&P 500 Index. The Fund was organized as a Massachusetts business trust on June 8, 1998 and commenced operations on September 28, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and

Morgan Stanley S&P 500 Select Fund
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract, which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

Morgan Stanley S&P 500 Select Fund
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled approximately $5,062,900 at August 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may

Morgan Stanley S&P 500 Select Fund
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

be reimbursed in the subsequent calendar year. For the six months ended August 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $306,500 and $1,000, respectively and received $2,200 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2001 aggregated $24,263,585 and $31,161,234, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status
As of February 28, 2001, the Fund had a net capital loss carryover of approximately $1,798,000, of which $687,000 will be available through February 29, 2008 and $1,111,000 will be available through February 28, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $3,340,000 during fiscal 2001.

As of February 28, 2001, the Fund had temporary book/tax differences attributable to post-October losses, the mark-to-market of futures contracts and capital loss deferrals on wash sales.

Morgan Stanley S&P 500 Select Fund
NOTES TO FINANCIAL STATEMENTS / / AUGUST 31, 2001 (UNAUDITED) CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                      FOR THE SIX               FOR THE YEAR
                                      MONTHS ENDED                 ENDED
                                    AUGUST 31, 2001          FEBRUARY 28, 2001
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
                                ----------  ------------  ----------  ------------
                                      (UNAUDITED)
CLASS A SHARES
Sold..........................      79,342  $    900,009     241,053  $  3,071,236
Redeemed......................    (141,529)   (1,583,868)    (73,604)     (996,582)
                                ----------  ------------  ----------  ------------
Net increase (decrease) --
 Class A......................     (62,187)     (683,859)    167,449     2,074,654
                                ----------  ------------  ----------  ------------
CLASS B SHARES
Sold..........................     772,683     8,600,491   1,972,226    26,235,756
Redeemed......................  (1,564,356)  (17,180,733) (2,027,325)  (26,725,092)
                                ----------  ------------  ----------  ------------
Net decrease -- Class B.......    (791,673)   (8,580,242)    (55,099)     (489,336)
                                ----------  ------------  ----------  ------------
CLASS C SHARES
Sold..........................     114,813     1,281,721     249,030     3,256,227
Redeemed......................    (174,969)   (1,976,726)   (276,303)   (3,673,596)
                                ----------  ------------  ----------  ------------
Net decrease -- Class C.......     (60,156)     (695,005)    (27,273)     (417,369)
                                ----------  ------------  ----------  ------------
CLASS D SHARES
Sold..........................     257,479     2,915,761     422,856     5,477,213
Redeemed......................     (68,414)     (776,243)    (45,853)     (608,146)
                                ----------  ------------  ----------  ------------
Net increase -- Class D.......     189,065     2,139,518     377,003     4,869,067
                                ----------  ------------  ----------  ------------
Net increase (decrease) in
 Fund.........................    (724,951) $ (7,819,588)    462,080  $  6,037,016
                                ==========  ============  ==========  ============

7. Purposes Of And Risks Relating To Certain Financial Instruments
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At August 31, 2001, the Fund had outstanding futures contracts.

Morgan Stanley S&P 500 Select Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                     FOR THE PERIOD
                                  FOR THE SIX          FOR THE YEAR           FOR THE YEAR         SEPTEMBER 28, 1998*
                                 MONTHS ENDED              ENDED                  ENDED                  THROUGH
                                AUGUST 31, 2001      FEBRUARY 28, 2001      FEBRUARY 29, 2000       FEBRUARY 28, 1999
                                ---------------      -----------------      -----------------      -------------------
                                  (UNAUDITED)
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of
 period.......................      $11.61                $13.10                 $11.79                  $10.00
                                    ------                ------                 ------                  ------
Income (loss) from investment
 operations:
  Net investment income.......        0.01                  0.03                   0.01                    0.02
  Net realized and unrealized
   gain (loss)................       (1.13)                (1.52)                  1.34                    1.81
                                    ------                ------                 ------                  ------
Total income (loss) from
 investment operations........       (1.12)                (1.49)                  1.35                    1.83
                                    ------                ------                 ------                  ------
Less dividends and
 distributions from:
  Net investment income.......           -                     -                      -                   (0.02)
  Net realized gains..........           -                     -                  (0.04)                  (0.02)
                                    ------                ------                 ------                  ------
Total dividends and
 distributions................           -                     -                  (0.04)                  (0.04)
                                    ------                ------                 ------                  ------
Net asset value, end of
 period.......................      $10.49                $11.61                 $13.10                  $11.79
                                    ======                ======                 ======                  ======
Total Return+.................       (9.65)%(1)           (11.37)%                11.50%                  18.32%(1)
Ratios to Average Net
 Assets(4):
Expenses......................        1.19%(2)              1.16%                  1.22%                   1.23%(2)(3)
Net investment income.........        0.11%(2)              0.22%                  0.11%                   0.38%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands....................      $4,870                $6,115                 $4,703                  $3,269
Portfolio turnover rate ......          24%(1)                61%                    26%                      3%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND THE NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.55% AND 0.06%, RESPECTIVELY, FOR THE PERIOD ENDED FEBRUARY 28, 1999.
(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Select Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                         FOR THE PERIOD
                                  FOR THE SIX      FOR THE YEAR       FOR THE YEAR     SEPTEMBER 28, 1998*
                                 MONTHS ENDED          ENDED              ENDED              THROUGH
                                AUGUST 31, 2001  FEBRUARY 28, 2001  FEBRUARY 29, 2000   FEBRUARY 28, 1999
                                ---------------  -----------------  -----------------  -------------------
                                  (UNAUDITED)
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of
 period.......................     $  11.42          $  12.98           $  11.76            $  10.00
                                   --------          --------           --------            --------
Income (loss) from investment
 operations:
  Net investment loss.........        (0.04)            (0.07)             (0.08)              (0.02)
  Net realized and unrealized
   gain (loss)................        (1.11)            (1.49)              1.34                1.80
                                   --------          --------           --------            --------
Total income (loss) from
 investment operations........        (1.15)            (1.56)              1.26                1.78
                                   --------          --------           --------            --------
Less distributions from
  net realized gains..........            -                 -              (0.04)              (0.02)++
                                   --------          --------           --------            --------
Net asset value, end of
 period.......................     $  10.27          $  11.42           $  12.98            $  11.76
                                   ========          ========           ========            ========
Total Return+.................       (10.07)%(1)       (12.02)%            10.67%              17.96%(1)
Ratios to Average Net
 Assets(4):
Expenses......................         1.94%(2)          1.92%              1.97%               1.98%(2)(3)
Net investment loss...........        (0.64)%(2)        (0.54)%            (0.64)%             (0.37)%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands....................      $75,281           $92,712           $106,070             $83,021
Portfolio turnover rate.......           24%(1)            61%                26%                  3%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++   INCLUDES $0.002 OF DIVIDENDS FROM NET INVESTMENT INCOME.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND THE NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 2.30% AND (0.69)%, RESPECTIVELY, FOR PERIOD ENDED FEBRUARY 28, 1999.
(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Select Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                         FOR THE PERIOD
                                  FOR THE SIX      FOR THE YEAR       FOR THE YEAR     SEPTEMBER 28, 1998*
                                 MONTHS ENDED          ENDED              ENDED              THROUGH
                                AUGUST 31, 2001  FEBRUARY 28, 2001  FEBRUARY 29, 2000   FEBRUARY 28, 1999
                                ---------------  -----------------  -----------------  -------------------
                                  (UNAUDITED)
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of
 period.......................      $11.43            $ 12.98            $11.77              $10.00
                                    ------            -------            ------              ------
Income (loss) from investment
 operations:
  Net investment loss.........       (0.04)             (0.05)            (0.08)              (0.02)
  Net realized and unrealized
   gain (loss)................       (1.10)             (1.50)             1.33                1.81
                                    ------            -------            ------              ------
Total income (loss) from
 investment operations........       (1.14)             (1.55)             1.25                1.79
                                    ------            -------            ------              ------
Less distributions
  from net realized gains.....           -                  -             (0.04)              (0.02)++
                                    ------            -------            ------              ------
Net asset value, end of
 period.......................      $10.29            $ 11.43            $12.98              $11.77
                                    ======            =======            ======              ======
Total Return+.................      (10.05)%(1)        (11.86)%           10.67%              17.94%(1)
Ratios to Average Net
 Assets(4):
Expenses......................        1.94%(2)           1.80%             1.97%               1.98%(2)(3)
Net investment loss...........       (0.64)%(2)         (0.42)%           (0.64)%             (0.37)%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands....................      $6,339             $7,734            $9,131              $6,417
Portfolio turnover rate.......          24%(1)             61%               26%                  3%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++   INCLUDES $.000859 OF DIVIDENDS FROM NET INVESTMENT INCOME.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND THE NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 2.30% AND (0.69)%, RESPECTIVELY, FOR THE PERIOD ENDED FEBRUARY 28, 1999.
(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley S&P 500 Select Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                         FOR THE PERIOD
                                  FOR THE SIX      FOR THE YEAR       FOR THE YEAR     SEPTEMBER 28, 1998*
                                 MONTHS ENDED          ENDED              ENDED              THROUGH
                                AUGUST 31, 2001  FEBRUARY 28, 2001  FEBRUARY 29, 2000   FEBRUARY 28, 1999
                                ---------------  -----------------  -----------------  -------------------
                                  (UNAUDITED)
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of
 period.......................      $ 11.67           $ 13.14            $11.79              $10.00
                                    -------           -------            ------              ------
Income (loss) from investment
 operations:
  Net investment income.......         0.02              0.07              0.04                0.02
  Net realized and unrealized
   gain (loss)................        (1.13)            (1.54)             1.35                1.81
                                    -------           -------            ------              ------
Total income (loss) from
 investment operations........        (1.11)            (1.47)             1.39                1.83
                                    -------           -------            ------              ------
Less dividends and
 distributions from:
  Net investment income.......            -                 -                 -               (0.02)
  Net realized gains..........            -                 -             (0.04)              (0.02)
                                    -------           -------            ------              ------
Total dividends and
 distributions................            -                 -             (0.04)              (0.04)
                                    -------           -------            ------              ------
Net asset value, end of
 period.......................      $ 10.56           $ 11.67            $13.14              $11.79
                                    =======           =======            ======              ======
Total Return+.................        (9.51)%(1)       (11.19)%           11.84%              18.38%(1)
Ratios to Average Net
 Assets(4):
Expenses......................         0.94%(2)          0.92%             0.97%               0.98%(2)(3)
Net investment income.........         0.36%(2)          0.46%             0.36%               0.63%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands....................       $6,903            $5,427            $1,153                $203
Portfolio turnover rate.......           24%(1)            61%               26%                  3%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND THE NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.30% AND 0.31%, RESPECTIVELY, FOR THE PERIOD ENDED FEBRUARY 28, 1999.
(4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd, Jr.
Vice President

Jason Norris
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

[ARTWORK]

Morgan Stanley
S&P 500 Select Fund



SEMIANNUAL REPORT
AUGUST 31, 2001